Bank Loans and Restricted Time Deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
BANK LOANS AND RESTRICTED TIME DEPOSITS [Abstract]
Total amount of offshore bridge loans	$ 239,400,000
Loan carried floating rate of interest based on LIBOR	140,000,000
Loan carried fixed rate of interest	99,400,000
Bank loans, repayable in second half of 2013	113,000,000	0
Bank loans, repayable in second half of 2014	126,353,000	0
Interest income from restricted time deposits securing loans	4,100,000
Interest expense on bank loan	$ 2,100,000